Shareholder Fees {- Fidelity® Focused Stock Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Focused Stock Fund PRO-07 | Fidelity® Focused Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none